Summary of significant accounting policies (Details 1)	6 Months Ended
Jun. 30, 2023 USD ($)
Summary of significant accounting policies
Beginning	$ 0
New convertible loans issued	1,999,990
Change in fair value of convertible loan	3,010
Ending balance	$ 2,003,000